CERTIFICATION OF STRONG MUNICIPAL FUNDS, INC. ON BEHALF OF THE FOLLOWING SERIES:

                     Strong Intermediate Municipal Bond Fund
                         Strong Minnesota Tax-Free Fund
                       Strong Municipal Money Market Fund
                   Strong Short-Term High Yield Municipal Fund
                           Strong Tax-Free Money Fund
                  Strong Ultra Short-Term Municipal Income Fund
                         Strong Wisconsin Tax-Free Fund

STRONG MUNICIPAL FUNDS, INC. (the "Registrant") does hereby certify as follows:

1. This Certification is made pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act").

2. Reference is made to the Prospectuses and Statement of Additional Information for the (i) Strong Intermediate Municipal Bond Fund - Investor Class shares; (ii) Strong Minnesota Tax-Free Fund - Investor Class and Class C shares; (iii) Strong Municipal Money Market Fund - Investor Class shares; (iv) Strong Short-Term High Yield Municipal Fund - Investor Class shares; (v) Strong Tax-Free Money Fund - Investor Class shares; (vi) Ultra Short-Term Municipal Income Fund - Investor Class, Advisor Class, and Institutional Class shares; (vii) Strong Wisconsin Tax-Free Fund - Investor Class and Class C shares, filed by the Registrant with the Securities and Exchange Commission on February 25, 2004 (with an effective date of March 1, 2004) pursuant to Post-Effective Amendment No. 50 (File Nos. 33-7603; 811-4770) (the "Post-Effective Amendment").

3. The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4. The form of Prospectuses and Statement of Additional Information for the Strong Intermediate Municipal Bond Fund, Strong Minnesota Tax-Free Fund, Strong Municipal Money Market Fund, Strong Short-Term High Yield Municipal Fund, Strong Tax-Free Money Fund, Strong Ultra Short-Term Municipal Income Fund, and Strong Wisconsin Tax-Free Fund that would have been filed under Rule 497(c) of the Securities Act would not have differed from that contained in the Post-Effective Amendment.

5.   The text of the Post-Effective Amendment has been filed electronically.

                                          STRONG MUNICIPAL FUNDS, INC.

                                           /s/ Gilbert L. Southwell III
                                         --------------------------------------
                                         By:  Gilbert L. Southwell, III
                                         Title:  Assistant Secretary

                                          Dated:  March 5, 2004